Note 10 - Retirement Plans - Assumptions Used to Measure (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Discount rate - projected benefit obligation	3.43%	3.69%
Rate of compensation increase	3.00%	3.00%
Discount rate - benefit obligations	3.69%	4.14%
Discount rate - interest cost	3.30%	3.74%
Discount rate - service cost	3.87%	4.34%
Discount rate - interest on service cost	3.43%	3.69%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%